1WS Credit Income Fund
299 Park Avenue, 25th Floor
New York, New York 10017

April 4, 2019
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	1WS Credit Income Fund (the “Fund”)
(File Nos. 333-230679 and 811-23368)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Fund’s N-2 filing that was filed electronically with the Securities and Exchange Commission on April 1, 2019.

Please call Sarah Cockrum at (212) 715-9219 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,
By: /s/ Kurt Locher
Name: Kurt Locher
Title: Chief Executive Officer